CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 5,731,691	$ 5,446,138
Prepaid expenses and other current assets	712,975	1,423,184
Deferred financing costs	321,956	585,000
Total Current Assets	6,766,622	7,454,322
Restricted cash	0	521,829
Property and equipment, net	5,013	20,425
Patent acquisition costs, net	30,163	32,978
Total Assets	6,801,798	8,029,554
Current Liabilities:
Accounts payable	1,228,772	1,586,285
Accrued expenses	4,228,604	1,489,558
Liabilities related to options and warrants	3,116,880	1,842,424
Total Liabilities	8,574,256	4,918,267
Commitments and Contingencies
Shareholders' (Deficit) Equity:
Share capital of 0.01 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 2,245,865,913 and 1,580,693,413 at December 31, 2019 and 2018 respectively	31,987,016	23,651,277
Additional paid-in capital	110,498,824	106,616,083
Accumulated other comprehensive loss	(348,860)	(352,426)
Accumulated deficit	(143,909,438)	(126,803,647)
Total Shareholders' (Deficit) Equity	(1,772,458)	3,111,287
Total Liabilities and Shareholders' (Deficit) Equity	$ 6,801,798	$ 8,029,554